Exhibit 99.6

Data Compare (Non-Ignored)
Run Date - 4/17/2019 11:09:32 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
206345084	(Redacted)			Property Type	PUD	PUD Attached	Verified	Field Value captured from Appraisal or Valuation model in file
206425260	(Redacted)			Borrower Last Name	(Redacted)	(Redacted)	Verified	Field Value reflects Borrower name as it appears on the Note